Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 3-29-2014	PAGE 1

A.	DATES			Begin	End	# days
1	Determination Date				4/17/2014
2	Payment Date				4/21/2014
3	Collection Period			3/2/2014	3/29/2014	28
4	Monthly Interest Period - Actual/360			3/20/2014	4/20/2014	32
5	Monthly Interest - 30/360					30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	281,000,000.00	—	—	—	—
7	Class A-2 Notes	381,000,000.00	103,615,445.62	28,556,066.26	75,059,379.36	0.1970062
8	Class A-3 Notes	376,000,000.00	376,000,000.00	—	376,000,000.00	1.0000000
9	Class A-4 Notes	212,000,000.00	212,000,000.00	—	212,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$691,615,445.62	$28,556,066.26	$663,059,379.36

11	Overcollateralization	38,729,680.92	38,729,680.92		38,729,680.92

12	Adjusted Pool Balance	$1,288,729,680.92	$730,345,126.54	$28,556,066.26	$701,789,060.28

13	YSOC	31,960,488.63	15,862,420.60		15,130,878.29

14	Net Pool Balance	$1,320,690,169.55	$746,207,547.14	$28,556,066.26	$716,919,938.57

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.33000%	28,494.25	0.0747881	28,584,560.51	75.0250932
17	Class A-3 Notes	0.46000%	144,133.33	0.3833333	144,133.33	0.3833333
18	Class A-4 Notes	0.66000%	116,600.00	0.5500000	116,600.00	0.5500000

	Total Securities		289,227.58		28,845,293.84

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					18,291,485.97
20	Scheduled Interest Payments Received					1,331,925.19
21	Prepayments of Principal Received					97,329.20
22	Liquidation Proceeds					10,715,811.55
23	Recoveries Received					183,396.56
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					30,619,948.47

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					164.30

28	Total Available Funds, prior to Servicer Advances					30,620,112.77

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					30,620,112.77

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					30,620,112.77

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					621,839.62
35	Class A Noteholder Interest (Item 50)					289,227.58
36	Principal Distribution Amount (Item 75)					28,556,066.26
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,152,979.31

Volkswagen Auto Loan Enhanced Trust 2012-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 3-29-2014	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	621,839.62	—	621,839.62

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	28,494.25	—	28,494.25
44	Class A-3 Interest	144,133.33	—	144,133.33
45	Class A-4 Interest	116,600.00	—	116,600.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	289,227.58	—	289,227.58

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			730,345,126.54
52	Beginning Net Pool Balance		746,207,547.14
53	Receipts of Scheduled Principal		(18,291,485.97)
54	Receipts of Prepaid Principal		(97,329.20)
55	Liquidation Proceeds		(10,715,811.55)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(182,981.85)

59	Ending Net Pool Balance		716,919,938.57
60	Yield Supplement Overcollateralization Amount		15,130,878.29

61	Adjusted Pool Balance		701,789,060.28
62	Less: Adjusted Pool Balance - End of Collection Period			701,789,060.28

63	Calculated Principal Distribution Amount			28,556,066.26

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			30,620,112.77
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			621,839.62
67	Less: Interest Paid to Noteholders (Item 35)			289,227.58
68	Less: Calculated Principal Distribution (Item 63)			28,556,066.26

69	Equals: Remaining Available Funds before Servicer Advance			1,152,979.31
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,152,979.31
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			28,556,066.26

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,648.40, and (b) the aggregate note balance)			6,443,648.40
81	Initial Reserve Account Balance			1,288,729.68
82	Beginning Reserve Account Balance			6,443,648.40
83	Plus: Net Investment Income for the Collection Period			164.30

84	Subtotal: Reserve Fund Available for Distribution			6,443,812.70
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,812.70
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			164.30

89	Equals: Ending Reserve Account Balance			6,443,648.40

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2012-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 3-29-2014	PAGE 3

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,320,690,170	716,919,939
92	Number of Current Contracts		58,267	44,249
93	Weighted Average Loan Rate		2.50%	2.36%
94	Average Remaining Term		58.4	41.3
95	Average Original Term		63.17	63.9
96	Monthly Prepayment Rate			1.13%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		12	182,981.85
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			183,396.56

100	Net Principal Losses for Current Collection Period		12	(414.71)

101	Beginning Net Principal Losses		272	3,056,390.80
102	Net Principal Losses for Current Collection Period		12	(414.71)

103	Cumulative Net Principal Losses		284	3,055,976.09

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,320,690,169.55)			0.23%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.61%	44,085	714,133,804.76
106	31 - 60 Days Delinquent	0.34%	142	2,401,979.33
107	61 - 90 Days Delinquent	0.05%	22	384,154.48

108	Total	100.00%	44,249	716,919,938.57

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month